LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Loans Abstract
Schedule of long-term loans
	December 31,
	2023	2022

Long-term loan	12,620	15,177
Less – current maturities	2,160	2,169

Balance	10,460	13,008